Investments in associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of jointly controlled and significant influence - participation

			Equity interest in %
	Activity	Country	2024	2023
Jointly Controlled by Banco Santander
Banco RCI Brasil S.A.	Bank	Brasil	39.89%	39.89%
Estruturadora Brasileira de Projetos S.A. - EBP (1)(2)	Other Activities	Brasil	11.11%	11.11%
Gestora de Inteligência de Crédito (1)	Credit Bureau	Brasil	15.56%	15.56%
Jointly controlled companies of Santander Corretora de Seguros
Hyundai Corretora de Seguros	Insurance Brokerage	Brasil	50.00%	50.00%
Subsidiary of Webmotors S.A.
Loop Gestão de Pátios S.A. (Loop)	Services	Brasil	51.00%	51.00%
Car10 Tecnologia e Informação S.A. (Car10)	Technology	Brasil	66.67%	66.67%
Subsidiary of Car10 Tecnologia e Informação S.A.
Pag10 Fomento Mercantil Ltda.	Technology	Brasil	100.00%	100.00%
Subsidiary of Tecnologia Bancária S.A.
Tbnet Comércio, Locação e Administração Ltda. (Tbnet)	Other Activities	Brasil	100.00%	100.00%
TecBan Serviços Integrados Ltda.	Other Activities	Brasil	100.00%	100.00%
Subsidiary of Tbnet
Tbforte Segurança e Transporte de Valores Ltda. (Tbforte)	Other Activities	Brasil	100.00%	100.00%
Significant Influence of Banco Santander
Núclea S.A.	Other Activities	Brasil	17.53%	17.53%
Pluxee Beneficios Brasil S.A. (3)	Benefits	Brasil	20.00%	—%
Santander Auto S.A.	Other Activities	Brasil	50.00%	50.00%
Significant Influence of Santander Corretora de Seguros
Tecnologia Bancária S.A. - TECBAN (1)	Other Activities	Brasil	18.98%	18.98%
CSD Central de Serviços de Registro e Depósito aos Mercados Financeiro e de Capitais S.A	Other Activities	Brasil	20.00%	20.00%
Biomas - Serviços Ambientais, Restauração e Carbono S.A.	Other Activities	Brasil	16.66%	16.67%
Webmotors S.A.	Other Activities	Brasil	30.00%	30.00%

Schedule of jointly controlled and significant influence investments

	Investments
	2024	2023
Jointly Controlled by Banco Santander	644,426	548,339
Banco RCI Brasil S.A.	591,951	491,623
Estruturadora Brasileira de Projetos S.A. - EBP	387	209
Gestora de Inteligência de Crédito	52,088	56,507
Jointly Controlled by Santander Corretora de Seguros	2,307	1,607
Hyundai Corretora de Seguros	2,307	1,607
Significant Influence of Banco Santander	2,422,571	540,684
Núclea S.A.	306,521	503,922
Pluxee Benefícios Brasil S.A. (3)	2,059,643	—
Santander Auto S.A.	56,407	36,762
Significant Influence of Santander Corretora de Seguros	570,872	519,150
Tecnologia Bancária S.A. - TECBAN (1)	248,951	246,083
CSD Central de Serviços de Registro e Depósito aos Mercados Financeiro e de Capitais S.A	41,027	42,565
BIOMAS – Serviços Ambientais, Restauração e Carbono S.A.	2,923	3,585
Webmotors S.A.	277,971	226,917
Total	3,640,176	1,609,780
(1)	Entities with a one-month lag in equity method accounting. For the recognition of equity method income, the financial position as of 12/31/2024 was utilized on 11/30/2024.
(2)	Despite holding a stake of less than 20%, the Bank exercises joint control over the entity with the other majority shareholders, through a shareholders' agreement that stipulates no business decision can be made by a single shareholder, that is, decisions require the unanimous consent of the parties sharing control.”
(3)	The balance of the transaction for the acquisition of a stake in Pluxee includes its investment in its benefits subsidiary, Pluxee Instituição de Pagamento S.A. (Current name of “Ben Benefícios e Serviços Instituição de Pagamentos S.A”) and goodwill generated by expected future profitability, as per terms described in Note 3.d.

Schedule of jointly controlled and significant influence results of equity

	Equity method results
	2024	2023	2022
Jointly Controlled by Banco Santander	91,247	60,813	121,499
Banco RCI Brasil S.A.	95,674	66,229	84,214
Núclea S.A.	-	-	50,607
Estruturadora Brasileira de Projetos S.A. - EBP	(8)	20	43
Gestora de Inteligência de Crédito	(4,419)	(5,436)	(13,365)

	Equity method results
	2024	2023	2022
Jointly Controlled by Santander Corretora de Seguros	700	353	52,079
Webmotors S.A.	-	-	52,085
Hyundai Corretora de Seguros	700	353	(6)
Significant Influence of Banco Santander	184,987	128,414	12,544
Núclea S.A.	106,160	109,223	-
Pluxee Benefícios Brasil S.A.	53,039	-	-
Santander Auto S.A	25,788	19,191	12,544
Significant Influence of Santander Corretora de Seguros	36,052	49,656	13,057
Tecnologia Bancária S.A. - TECBAN	2,868	2,435	11,540
PSA Corretora de Seguros e Serviços Ltda.	-	1,925	1,021
CSD Central de Serviços de Registro e Depósito aos Mercados Financeiro e de Capitais S.A	(1,538)	2	496
BIOMAS – Serviços Ambientais, Restauração e Carbono S.A.	(5,663)	(1,415)	-
Webmotors S.A.	40,385	46,709	-
Total	312,986	239,236	199,179

Schedule of jointly controlled and significant influence total

			2024
	Total assets	Total liabilities	Total Income
Jointly Controlled by Banco Santander	14,064,120	13,920,211	212,082
Banco RCI Brasil S.A.	12,806,942	12,663,035	239,839
Estruturadora Brasileira de Projetos S.A. - EBP	1,784	1,783	1
Gestora de Inteligência de Crédito	1,255,393	1,255,393	(27,759)
Jointly Controlled by Santander Corretora de Seguros	3,003,077	3,034,120	(31,043)
Tecnologia Bancária S.A. - TECBAN	2,752,924	2,755,450	(2,526)
Hyundai Corretora de Seguros Ltda.	7,152	5,753	1,399
CSD Central de Serviços de Registro e Depósito aos Mercados Financeiro e de Capitais S.A	211,773	211,538	235
BIOMAS – Serviços Ambientais, Restauração e Carbono S.A.	31,228	61,379	(30,151)
Significant Influence of Banco Santander	11,442,660	10,558,737	883,923
Núclea S.A.	2,779,787	2,212,634	567,153
Pluxee Benefícios Brasil S.A.	8,240,021	7,974,827	265,194
Santander Auto S.A.	422,852	371,276	51,576
Significant Influence of Santander Corretora de Seguros	634,889	510,446	124,443
Webmotors S.A.	634,889	510,446	124,443
Total	29,144,746	28,023,514	1,189,405

			2023
	Total assets	Total liabilities	Total Income
Jointly Controlled by Banco Santander	12,806,907	12,739,895	67,012
Banco RCI Brasil S.A.	11,547,631	11,442,688	104,943
Estruturadora Brasileira de Projetos S.A. - EBP	1,784	1,783	1
Gestora de Inteligência de Crédito	1,257,492	1,295,424	(37,932)
Jointly Controlled by Santander Corretora de Seguros	3,066,701	3,048,870	17,830
Tecnologia Bancária S.A. - TECBAN	2,815,300	2,795,143	20,156
Hyundai Corretora de Seguros Ltda.	5,246	4,540	707
CSD Central de Serviços de Registro e Depósito aos Mercados Financeiro e de Capitais S.A	219,149	213,693	5,455
BIOMAS – Serviços Ambientais, Restauração e Carbono S.A.	27,006	35,494	(8,488)
Significant Influence of Banco Santander	3,614,898	3,028,583	586,315
Núclea S.A.	3,298,189	2,750,256	547,933
Santander Auto S.A.	316,709	278,327	38,382
Significant Influence of Santander Corretora de Seguros	485,398	366,626	118,772
Webmotors S.A.	485,398	366,626	118,772
Total	19,973,904	19,183,974	789,929

Schedule of jointly controlled and significant influence changes in the balance

	2024	2023
Jointly Controlled by Banco Santander
Balance at the beginning of the fiscal year	878,944	1,320,129
Change in corporate participation	-	(386,437)
Addition/(disposal)	186	5,000
Capital decreases/reduction	-	(2,667)
Equity method results	91,947	83,304
Dividends	(81,467)	(96,701)
Adjustment to fair value	86,121	(43,684)
Balance at the end of the fiscal year	975,731	878,944
Significant Influence of Banco Santander
Balance at beginning of year	730,836	407,441
Change in corporate participation	-	386,437
Equity method results	221,039	155,932
Dividends	(297,832)	(34,423)
Addition/(disposal) (1)	2,011,369	54
Capital decreases/reduction	(2,364)	(185,371)
Adjustment to fair value	1,396	766
Balance at the end of the fiscal year	2,664,444	730,836
(1) Transaction for the acquisition of a stake in Pluxee Benefícios Brasil S.A.

Schedule of principal jointly controlled entities

	2024	2023
	Banco RCI Brasil	Banco RCI Brasil
Assets	12,276,584	11,124,080
Liabilities	10,782,915	9,908,213
Cash and Cash Equivalents	336,955	314,601
Depreciation and amortization	(1,937)	(1,628)
Income	736,066	625,436
Interest income	1,891,374	1,858,010
Interest expenses	(1,119,050)	(1,224,094)
Income / (Expense) from Income Tax	(139,420)	(128,590)
Current Liabilities (excluding Trading, Other Liabilities, and Provisions)	4,698,162	3,854,007
Non-Current Liabilities (excluding Trading, Other Liabilities, and Provisions)	6,084,753	6,054,206